UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number – 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons

Maitland, FL 32751

(Address of principal executive offices) (Zip code)

J. Michael Landis

Unified Fund Services, Inc.

431 N Pennsylvania Street

Indianapolis, IN 46237

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31

Date of reporting period: 03/31/2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of March 31, 2007 – (Unaudited)

MUTUAL FUNDS – 89.67%

number of shares		market value
764,955	Timothy Fixed Income Fund - Class A (A)	$7,611,309
869,854	Timothy Large/Mid-Cap Growth Fund - Class A * (A)	6,506,506
585,426	Timothy Large/Mid-Cap Value Fund - Class A (A)	8,816,514
295,428	Timothy Small-Cap Value Fund - Class A (A)	4,626,400

	Total Mutual Funds (cost $25,946,708)	27,560,729

SHORT TERM INVESTMENTS – 10.08%

number of shares		market value
25,697	Fidelity Institutional Money Market, 5.18% (B)	25,697
3,072,280	Timothy Plan Money Market Fund, 4.51% (A)(B)	3,072,280

	Total Short-Term Investments (cost $3,097,977)	3,097,977

	Total Investments (cost $29,044,685) - 99.75%	30,658,706

	OTHER ASSETS LESS LIABILITIES - 0.25%	78,141

	Net Assets - 100.00%	$30,736,847

*	Non-income producing securities.
(A)	Fund held is another series within the Timothy Plan.
(B)	Variable rate security; the yield shown represents the rate at March 31, 2007.

The following information for the Fund is presented on an income tax basis as of March 31, 2007:

Gross Unrealized Appreciation	$1,714,469
Gross Unrealized Depreciation	(100,448)

Net Unrealized Gain/(Loss)	$1,614,021

Cost of Investments	$29,044,685

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of March 31, 2007 – (Unaudited)

MUTUAL FUNDS – 99.70%

number of shares		market value
369,563	Timothy Aggressive Growth Fund - Class A (A)	$2,701,508
152,901	Timothy Fixed Income Fund - Class A (A)	1,521,369
672,356	Timothy Large/Mid-Cap Growth Fund - Class A * (A)	5,029,223
231,095	Timothy Large/Mid-Cap Value Fund - Class A (A)	3,480,297
174,020	Timothy Small-Cap Value Fund - Class A (A)	2,725,158

	Total Mutual Funds (cost $13,822,989)	15,457,555

SHORT TERM INVESTMENTS – 0.24%

number of shares		market value
36,835	Timothy Plan Money Market Fund, 4.51% (A)(B)	36,835

	Total Short-Term Investments (cost $36,835)	36,835

	Total Investments (cost $13,859,824) - 99.94%	15,494,390

	OTHER ASSETS LESS LIABILITIES - 0.06%	9,754

	Net Assets - 100.00%	$15,504,144

*	Non-income producing securities.
(A)	Fund held is another series within the Timothy Plan.
(B)	Variable rate security; the yield shown represents the rate at March 31, 2007.

The following information for the Fund is presented on an income tax basis as of March 31, 2007:

Gross Unrealized Appreciation	$1,671,459
Gross Unrealized Depreciation	(36,893)

Net Unrealized Gain/(Loss)	$1,634,566

Cost of Investments	$13,859,824

NOTES TO THE SCHEDULE OF INVESTMENTS

March 31, 2007

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Note 1 – Unrealized Appreciation (Depreciation)

At March 31, 2007, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

funds	cost	app	dep	net app./ dep.
Conservative Growth	$29,044,685	$1,714,469	$(100,448)	$1,614,021

Strategic Growth	$13,859,824	$1,671,459	$(36,893)	$1,634,566

Item 2.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President / Principal Executive Officer
Date:	May 21, 20007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President / Principal Executive Officer, Treasurer / Principal Financial Officer
Date:	May 21, 20007